Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	September 30, 2024	December 31, 2023
	€m	€m
Cash and cash equivalents in the Statement of Financial Position	334.4	412.9
Bank overdraft	—	(13.2)
Cash and cash equivalents per Statement of Cash Flows	334.4	399.7